United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4018
(Investment Company Act File Number)

Federated Hermes High Yield Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-02-28

Date of Reporting Period: Six months ended 2025-08-31

Item 1.	Reports to Stockholders

Federated Hermes Opportunistic High Yield Bond Fund

Class A Shares | FHYAX

Semi-Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$50	0.97%

Key Fund Statistics

  Net Assets$435,127,978
  Number of Investments471
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	4.0%
Chemicals	4.1%
Automotive	4.2%
Gaming	4.3%
Midstream	4.4%
Health Care	4.7%
Building Materials	4.8%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197302

8092705-A (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Class C Shares | FHYCX

Semi-Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.83%

Key Fund Statistics

  Net Assets$435,127,978
  Number of Investments471
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	4.0%
Chemicals	4.1%
Automotive	4.2%
Gaming	4.3%
Midstream	4.4%
Health Care	4.7%
Building Materials	4.8%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197401

8092705-B (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Institutional Shares | FHTIX

Semi-Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.72%

Key Fund Statistics

  Net Assets$435,127,978
  Number of Investments471
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	4.0%
Chemicals	4.1%
Automotive	4.2%
Gaming	4.3%
Midstream	4.4%
Health Care	4.7%
Building Materials	4.8%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197203

8092705-C (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Class R6 Shares | FHYLX

Semi-Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$37	0.71%

Key Fund Statistics

  Net Assets$435,127,978
  Number of Investments471
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	4.0%
Chemicals	4.1%
Automotive	4.2%
Gaming	4.3%
Midstream	4.4%
Health Care	4.7%
Building Materials	4.8%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197807

8092705-E (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Service Shares | FHYTX

Semi-Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%

Key Fund Statistics

  Net Assets$435,127,978
  Number of Investments471
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	4.0%
Chemicals	4.1%
Automotive	4.2%
Gaming	4.3%
Midstream	4.4%
Health Care	4.7%
Building Materials	4.8%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197104

8092705-D (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
August 31, 2025

Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX	Service | FHYTX	R6 | FHYLX

Federated Hermes Opportunistic High Yield Bond Fund

A Portfolio of Federated Hermes High Yield Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—88.8%
	Aerospace/Defense—1.9%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 356,321
175,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	179,691
950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	973,829
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,190,756
950,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	977,823
1,350,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	1,400,901
1,100,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	1,117,368
350,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	361,547
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	663,268
	TOTAL	8,221,504
	Airlines—0.0%
175,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	175,457
	Automotive—3.9%
250,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	257,761
1,125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,172,212
5,700,000	Clarios Global LP / Clarios US Finance Co, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,734,667
550,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	570,265
1,975,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,716,525
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,043,374
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	549,144
1,950,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,037,697
1,325,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,332,946
1,200,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,240,850
300,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	219,747
	TOTAL	16,875,188
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	525,840
	Building Materials—4.4%
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,517,453
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	189,846
425,000	Camelot Return Merger SU, Sr. Secd. Note, 144A, 8.750%, 8/1/2028	409,331
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	258,160
2,350,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	2,237,899
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,529,613
1,625,000	GYP Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,642,753
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	846,838
275,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	285,165
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	489,957
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	591,323
975,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	989,803
975,000	Queen MergerCo., Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	1,009,422
675,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	696,584
350,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	363,054
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,339,720
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	263,700
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	272,610
1,350,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	1,378,824
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	$ 258,204
1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,699,815
	TOTAL	19,270,074
	Cable Satellite—5.6%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	325,537
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,061,495
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,681,361
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	691,889
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,154,032
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	417,714
1,425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,414,285
1,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,841,833
1,250,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	800,436
700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	459,184
2,100,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,363,878
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	671,250
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,484,926
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	674,584
2,625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,509,723
3,000,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	2,989,965
1,300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,190,243
275,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	258,340
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,660,932
250,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	230,943
1,725,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,533,117
	TOTAL	24,415,667
	Chemicals—3.4%
350,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	348,672
350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	368,780
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	401,831
450,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	454,427
875,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	881,820
350,000	Cheever Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 10/1/2027	356,594
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	945,761
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	947,709
1,125,000	Herens Holdco S.a.r.l., Sr. Secd. Note, 144A, 4.750%, 5/15/2028	968,907
1,000,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,002,498
1,575,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	1,537,536
975,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	935,214
375,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	383,242
925,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 9.750%, 11/15/2028	970,883
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,659,812
450,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2032	445,997
225,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	229,012
250,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	258,743
625,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	623,728
375,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	382,061
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	819,578
	TOTAL	14,922,805
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.7%
$ 475,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	$ 494,674
325,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	341,168
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	306,011
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	884,096
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	572,187
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	362,961
	TOTAL	2,961,097
	Consumer Cyclical Services—3.4%
150,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	154,594
325,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	341,788
3,950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,909,269
425,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	426,071
550,000	Garda World Security Corp., Sr. Secd. Note, 144A, 4.625%, 2/15/2027	546,459
1,900,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,885,982
2,650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,766,325
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	797,520
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	632,261
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,531,297
175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	177,042
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	771,827
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	777,540
	TOTAL	14,717,975
	Consumer Products—1.7%
1,500,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	1,595,933
550,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	586,038
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,024,140
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,389,604
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,452,074
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	378,688
225,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	227,678
725,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	730,741
	TOTAL	7,384,896
	Diversified Manufacturing—1.5%
2,625,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	2,699,224
175,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	181,185
225,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	230,156
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,223,167
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	901,974
275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	285,406
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,090,032
	TOTAL	6,611,144
	Finance Companies—2.6%
1,875,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	1,990,431
825,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	816,247
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	480,491
100,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	102,963
525,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	545,462
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	857,047
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	787,038
1,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,846,810
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	$ 383,439
1,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,351,438
1,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,453,754
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	449,811
425,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	432,024
	TOTAL	11,496,955
	Food & Beverage—2.1%
1,525,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,578,346
2,075,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	2,088,074
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,066,020
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	307,430
825,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	835,439
1,000,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	1,028,516
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	302,527
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,601,738
125,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	125,721
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	438,412
	TOTAL	9,372,223
	Gaming—3.6%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	397,115
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	890,870
1,225,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,201,845
900,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	923,228
225,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	232,817
600,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	572,561
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	200,316
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	700,548
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,209,104
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	564,589
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,227,315
650,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	664,290
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,411,954
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,839,300
275,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	256,520
525,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	540,324
325,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	320,543
950,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	899,578
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	592,373
875,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	886,325
	TOTAL	15,531,515
	Health Care—4.7%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,593,879
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	903,236
1,075,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,058,673
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	377,799
650,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	517,383
550,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	493,499
225,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	217,139
425,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	430,966
300,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	311,371
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 175,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	$ 181,578
625,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	624,832
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	573,040
550,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	567,637
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	207,541
1,325,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	1,273,155
4,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,310,602
825,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	864,924
1,100,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,123,337
1,225,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,233,167
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,120,368
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	773,253
875,000		Tenet Healthcare Corp., 6.250%, 2/1/2027	876,120
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	355,795
100,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	104,004
450,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	450,606
		TOTAL	20,543,904
		Health Insurance—0.1%
350,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	352,724
		Independent Energy—3.7%
1,075,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,122,056
500,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	503,991
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	424,288
550,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	560,319
275,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	279,353
325,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	344,200
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	338,562
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	926,975
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	545,878
150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	155,744
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	211,332
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,973,351
809,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	806,993
1,025,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,018,087
225,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	229,167
600,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	584,375
100,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	101,071
1,275,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	4,845
125,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	126,236
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,218,246
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	356,746
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	375,199
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	667,474
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	341,653
1,225,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,196,746
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	998,827
350,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	353,711
300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	302,354
		TOTAL	16,067,779
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—1.4%
$ 300,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	$ 306,838
3,750,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,715,572
1,975,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,053,767
	TOTAL	6,076,177
	Insurance - P&C—8.4%
175,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	179,686
1,050,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	1,088,857
975,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,005,698
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	1,552,593
850,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	871,685
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,684,791
675,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	690,057
625,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	654,507
4,475,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	4,740,954
1,625,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,687,860
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,453,960
2,250,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	2,354,915
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,388,902
1,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,894,421
1,100,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	1,164,256
1,700,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,806,461
2,500,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	2,596,037
1,000,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,007,480
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,758,059
	TOTAL	36,581,179
	Leisure—2.1%
250,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	263,855
650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	666,788
425,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	432,544
925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	948,837
500,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	526,112
99,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	99,482
725,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	748,155
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	160,331
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	279,086
525,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	538,963
300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	299,629
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	251,153
400,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	406,641
700,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	722,893
1,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,005,551
1,750,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,719,001
	TOTAL	9,069,021
	Lodging—1.1%
950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	867,723
200,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	200,492
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	403,550
525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	523,881
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	797,032
200,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	206,715
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	$ 283,233
500,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	488,484
850,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	873,523
	TOTAL	4,644,633
	Media Entertainment—1.7%
175,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	129,154
750,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	564,795
350,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	345,545
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	324,326
1,000,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	1,055,900
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	669,996
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	827,500
1,400,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,351,460
225,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	237,086
1,000,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	938,696
400,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	402,502
500,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	519,349
	TOTAL	7,366,309
	Metals & Mining—1.1%
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	855,950
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	733,986
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	920,742
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	299,097
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	253,682
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,635,859
	TOTAL	4,699,316
	Midstream—4.2%
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,516,857
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,950,744
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,354,564
850,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	897,494
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	287,079
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	424,757
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,471,388
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	697,975
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	485,830
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	748,809
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	603,652
150,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	155,191
725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	725,623
900,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	926,185
325,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	339,894
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	895,999
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	615,420
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	375,417
675,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	688,039
800,000	Venture Global Plaquemines Term Loan, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	835,674
1,000,000	Venture Global Plaquemines Term Loan, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	1,097,498
1,000,000	Venture Global Plaquemines Term Loan, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	1,114,074
	TOTAL	18,208,163
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—2.0%
$ 1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	$ 1,455,762
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,103,289
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	336,370
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	627,924
175,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	179,456
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	178,031
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	473,249
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	630,741
201,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	201,037
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,026,697
550,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	564,169
	TOTAL	8,776,725
	Packaging—3.2%
1,076,511	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	43,060
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,423,580
800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	353,240
1,025,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	452,589
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	792,178
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	359,474
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	357,512
1,475,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,516,522
550,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	566,143
1,600,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,650,126
525,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	531,521
475,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	473,286
800,000	Mauser Packaging Solutions Holding Co., Sr. Secd. Note, 144A, 7.875%, 4/15/2027	810,522
375,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	354,984
619,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	619,002
900,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	931,642
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	719,668
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	304,517
450,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	478,384
950,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	1,019,541
	TOTAL	13,757,491
	Paper—0.3%
1,100,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,042,371
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	117,462
	TOTAL	1,159,833
	Pharmaceuticals—2.0%
375,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	386,312
500,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	451,743
875,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	671,764
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	783,734
1,750,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	1,818,505
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,497,474
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	308,090
375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	338,533
325,000	Organon Finance 1 LLC, Sr. Secd. Note, 144A, 4.125%, 4/30/2028	311,474
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,136,378
	TOTAL	8,704,007
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—1.7%
$ 5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	$ 5,404,988
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	333,208
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	894,776
475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	478,249
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	347,424
	TOTAL	7,458,645
	Retailers—1.5%
600,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	601,241
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,143,854
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,370,872
325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	329,363
675,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	633,640
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	203,922
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	256,623
375,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	399,044
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	353,860
500,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	491,321
900,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	954,862
	TOTAL	6,738,602
	Supermarkets—0.3%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	547,227
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	450,231
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	179,201
	TOTAL	1,176,659
	Technology—11.6%
175,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	182,626
3,000,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	2,945,571
325,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	335,625
1,950,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	2,043,438
450,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	429,314
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	261,480
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,654,767
1,400,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	1,460,914
2,725,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	2,757,133
500,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	507,339
350,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	374,461
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,622,798
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,051,250
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,356,466
1,225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,214,277
475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	477,204
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,782,202
150,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	152,968
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	235,909
1,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,723,304
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	507,959
450,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	473,841
500,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	515,401
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,403,511
375,000	Helios Software Holdings, Sr. Secd. Note, 144A, 4.625%, 5/1/2028	354,938
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 775,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	$ 798,591
1,450,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,484,678
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	592,655
4,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,814,081
725,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	786,597
880,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	868,374
575,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	597,220
350,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	340,452
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	236,212
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	943,983
375,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	386,428
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,576,030
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	494,811
450,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	456,525
75,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	79,852
400,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	425,475
708,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	804,477
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	191,753
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	457,719
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	454,309
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	298,981
250,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	259,373
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,002,030
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	726,916
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	406,076
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,244,917
1,300,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	1,345,149
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	795,145
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	385,368
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	506,912
	TOTAL	50,585,785
	Transportation Services—0.4%
1,050,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,071,866
550,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	575,477
	TOTAL	1,647,343
	Utility - Electric—2.4%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	693,725
300,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	285,232
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	444,922
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	446,609
700,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	699,924
110,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	101,105
350,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	354,931
450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	461,642
1,125,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,086,247
1,325,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,314,550
400,000	TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	416,132
375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	374,686
1,375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,376,416
375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	398,665
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 875,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	$ 894,276
175,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	183,126
900,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	949,768
		TOTAL	10,481,956
		TOTAL CORPORATE BONDS (IDENTIFIED COST $389,973,250)	386,578,591
		COMMON STOCKS—5.7%
		Automotive—0.3%
11,135		Lear Corp.	1,224,850
		Building Materials—0.2%
62,960	[2]	Masterbrand, Inc.	800,222
		Chemicals—0.7%
13,685		Ashland, Inc.	768,413
23,525	[2]	Axalta Coating Systems Ltd.	735,391
79,160	[2]	Ecovyst, Inc.	719,564
29,415		Koppers Holdings, Inc.	852,447
		TOTAL	3,075,815
		Commercial Services & Supplies—0.5%
36,995		Interface, Inc.	988,506
8,765		The Brink’s Co.	982,031
		TOTAL	1,970,537
		Construction Machinery—0.4%
6,465		Herc Holdings, Inc.	845,557
875		United Rentals North America, Inc.	836,798
		TOTAL	1,682,355
		Consumer Products—0.4%
28,210		Edgewell Personal Care Co.	677,604
30,960		Energizer Holdings, Inc.	853,258
		TOTAL	1,530,862
		Containers & Packaging—0.3%
52,866		Graphic Packaging Holding Co.	1,177,326
		Diversified Manufacturing—0.3%
5,210		WESCO International, Inc.	1,145,366
		Food & Beverage—0.2%
11,000	[2]	US Foods Holding Corp.	853,600
		Gaming—0.7%
10,705		Boyd Gaming Corp.	919,131
46,305	[2]	Caesars Entertainment, Inc.	1,239,585
17,190		Red Rock Resorts, Inc.	1,063,545
		TOTAL	3,222,261
		Independent Energy—0.2%
29,768		Devon Energy Corp.	1,074,625
		Media Entertainment—0.0%
5,058	[2,3]	Audacy Capital Corp.	72,936
		Midstream—0.2%
50,681		Suburban Propane Partners LP	948,748
		Pharmaceuticals—0.1%
85,045	[2]	Bausch Health Cos., Inc.	631,034
		Technology—0.8%
5,375		CDW Corp.	885,584
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
8,110		Dell Technologies, Inc.	$ 990,636
6,195		Science Applications International Corp.	729,152
28,625		Sensata Technologies Holdings PLC	931,458
		TOTAL	3,536,830
		Utility - Electric—0.4%
6,510		NRG Energy, Inc.	947,596
4,690		Vistra Corp.	886,926
		TOTAL	1,834,522
		TOTAL COMMON STOCKS (IDENTIFIED COST $25,703,647)	24,781,889
		WARRANTS—0.0%
		Media Entertainment—0.0%
6,131	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2028	62
1,021	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2028	10
		TOTAL WARRANTS (IDENTIFIED COST $2,041)	72
		INVESTMENT COMPANIES—4.3%
939,865		Bank Loan Core Fund	8,073,443
10,493,741		Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[4]	10,493,741
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,699,981)	18,567,184
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $435,378,919)[5]	429,927,736
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	5,200,242
		NET ASSETS—100%	$435,127,978
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
	Bank Loan Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/28/2025	$7,839,249	$2,302,986	$10,142,235
Purchases at Cost	$288,297	$60,788,050	$61,076,347
Proceeds from Sales	$—	$(52,597,295)	$(52,597,295)
Change in Unrealized Appreciation/Depreciation	$(54,103)	$—	$(54,103)
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 8/31/2025	$8,073,443	$10,493,741	$18,567,184
Shares Held as of 8/31/2025	939,865	10,493,741	11,433,606
Dividend Income	$288,229	$137,981	$426,210

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $434,732,803.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$386,578,591	$—	$386,578,591
Equity Securities:
Common Stocks
Domestic	22,411,070	—	72,936	22,484,006
International	2,297,883	—	—	2,297,883
Warrants	—	—	72	72
Investment Companies	18,567,184	—	—	18,567,184
TOTAL SECURITIES	$43,276,137	$386,578,591	$73,008	$429,927,736

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Year Ended February 28 or 29,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.42	$6.24	$6.01	$6.83	$6.98	$6.51
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.31	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss)	0.13	0.20	0.24	(0.78)	(0.12)	0.48
Total From Investment Operations	0.29	0.51	0.57	(0.46)	0.16	0.77
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.34)	(0.33)	(0.29)	(0.30)
Distributions from net realized gain	—	—	—	(0.03)	(0.02)	—
Total Distributions	(0.17)	(0.33)	(0.34)	(0.36)	(0.31)	(0.30)
Net Asset Value, End of Period	$6.54	$6.42	$6.24	$6.01	$6.83	$6.98
Total Return[2]	4.61%	8.28%	9.84%	(6.77)%	2.18%	12.33%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	5.05%[4]	4.90%	5.52%	5.18%	4.01%	4.45%
Expense waiver/reimbursement[5]	0.16%[4]	0.15%	0.14%	0.13%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,604	$30,591	$27,750	$24,153	$25,842	$23,000
Portfolio turnover[6]	12%	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Year Ended February 28 or 29,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.42	$6.24	$6.00	$6.83	$6.98	$6.51
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.26	0.28	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.12	0.19	0.25	(0.79)	(0.13)	0.49
Total From Investment Operations	0.26	0.45	0.53	(0.52)	0.10	0.72
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.29)	(0.28)	(0.23)	(0.25)
Distributions from net realized gain	—	—	—	(0.03)	(0.02)	—
Total Distributions	(0.14)	(0.27)	(0.29)	(0.31)	(0.25)	(0.25)
Net Asset Value, End of Period	$6.54	$6.42	$6.24	$6.00	$6.83	$6.98
Total Return[2]	4.17%	7.39%	9.13%	(7.68)%	1.36%	11.42%
Ratios to Average Net Assets:
Net expenses[3]	1.83%[4]	1.80%	1.80%	1.79%	1.78%	1.79%
Net investment income	4.19%[4]	4.07%	4.70%	4.30%	3.19%	3.62%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.07%	0.06%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,435	$8,586	$13,280	$18,121	$28,570	$28,292
Portfolio turnover[6]	12%	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Year Ended February 28 or 29,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.40	$6.22	$5.98	$6.81	$6.96	$6.48
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.35	0.33	0.30	0.30
Net realized and unrealized gain (loss)	0.13	0.19	0.25	(0.79)	(0.12)	0.49
Total From Investment Operations	0.30	0.52	0.60	(0.46)	0.18	0.79
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.36)	(0.34)	(0.31)	(0.31)
Distributions from net realized gain	—	—	—	(0.03)	(0.02)	—
Total Distributions	(0.18)	(0.34)	(0.36)	(0.37)	(0.33)	(0.31)
Net Asset Value, End of Period	$6.52	$6.40	$6.22	$5.98	$6.81	$6.96
Total Return[2]	4.75%	8.56%	10.31%	(6.72)%	2.43%	12.80%
Ratios to Average Net Assets:
Net expenses[3]	0.72%[4]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	5.30%[4]	5.15%	5.77%	5.38%	4.26%	4.68%
Expense waiver/reimbursement[5]	0.18%[4]	0.17%	0.14%	0.15%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,379	$214,227	$233,603	$259,980	$351,491	$312,067
Portfolio turnover[6]	12%	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Year Ended February 28 or 29,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.41	$6.23	$5.99	$6.81	$6.97	$6.49
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.31	0.33	0.32	0.28	0.28
Net realized and unrealized gain (loss)	0.13	0.19	0.25	(0.78)	(0.13)	0.50
Total From Investment Operations	0.29	0.50	0.58	(0.46)	0.15	0.78
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.34)	(0.33)	(0.29)	(0.30)
Distributions from net realized gain	—	—	—	(0.03)	(0.02)	—
Total Distributions	(0.17)	(0.32)	(0.34)	(0.36)	(0.31)	(0.30)
Net Asset Value, End of Period	$6.53	$6.41	$6.23	$5.99	$6.81	$6.97
Total Return[2]	4.61%	8.28%	10.03%	(6.80)%	2.03%	12.51%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	5.05%[4]	4.90%	5.52%	5.14%	4.00%	4.42%
Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.14%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,738	$184,696	$208,908	$217,072	$292,433	$323,462
Portfolio turnover[6]	12%	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Year Ended February 28 or 29,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.41	$6.23	$5.99	$6.82	$6.97	$6.49
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.35	0.33	0.30	0.30
Net realized and unrealized gain (loss)	0.13	0.19	0.25	(0.79)	(0.12)	0.49
Total From Investment Operations	0.30	0.52	0.60	(0.46)	0.18	0.79
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.36)	(0.34)	(0.31)	(0.31)
Distributions from net realized gain	—	—	—	(0.03)	(0.02)	—
Total Distributions	(0.18)	(0.34)	(0.36)	(0.37)	(0.33)	(0.31)
Net Asset Value, End of Period	$6.53	$6.41	$6.23	$5.99	$6.82	$6.97
Total Return[2]	4.75%	8.56%	10.31%	(6.69)%	2.44%	12.80%
Ratios to Average Net Assets:
Net expenses[3]	0.71%[4]	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	5.31%[4]	5.16%	5.79%	5.43%	4.33%	4.86%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.06%	0.06%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,972	$11,369	$11,112	$11,074	$12,111	$4,651
Portfolio turnover[6]	12%	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $18,567,184 of investments in affiliated holdings* (identified cost $435,378,919, including $19,699,981 of identified cost in affiliated holdings)	$429,927,736
Cash	53
Income receivable	6,157,534
Income receivable from affiliated holdings	78,259
Receivable for shares sold	118,935
Total Assets	436,282,517
Liabilities:
Payable for investments purchased	50,079
Payable for shares redeemed	801,085
Income distribution payable	32,747
Payable for investment adviser fee (Note 5)	18,738
Payable for administrative fee (Note 5)	2,759
Payable for transfer agent fees	71,371
Payable for portfolio accounting fees	76,379
Payable for distribution services fee (Note 5)	4,731
Payable for other service fees (Notes 2 and 5)	61,455
Accrued expenses (Note 5)	35,195
Total Liabilities	1,154,539
Net assets for 66,695,453 shares outstanding	$435,127,978
Net Assets Consist of:
Paid-in capital	$490,199,775
Total distributable earnings (loss)	(55,071,797)
Net Assets	$435,127,978
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($30,604,457 ÷ 4,677,524 shares outstanding), no par value, unlimited shares authorized	$6.54
Offering price per share (100/95.50 of $6.54)	$6.85
Redemption proceeds per share	$6.54
Class C Shares:
Net asset value per share ($7,434,596 ÷ 1,136,567 shares outstanding), no par value, unlimited shares authorized	$6.54
Offering price per share	$6.54
Redemption proceeds per share (99.00/100 of $6.54)	$6.47
Institutional Shares:
Net asset value per share ($205,378,608 ÷ 31,502,234 shares outstanding), no par value, unlimited shares authorized	$6.52
Offering price per share	$6.52
Redemption proceeds per share	$6.52
Service Shares:
Net asset value per share ($180,738,433 ÷ 27,698,263 shares outstanding), no par value, unlimited shares authorized	$6.53
Offering price per share	$6.53
Redemption proceeds per share	$6.53
Class R6 Shares:
Net asset value per share ($10,971,884 ÷ 1,680,865 shares outstanding), no par value, unlimited shares authorized	$6.53
Offering price per share	$6.53
Redemption proceeds per share	$6.53

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended August 31, 2025 (unaudited)

Investment Income:
Interest	$12,471,391
Dividends (including $426,210 received from affiliated holdings* and net of foreign taxes withheld of $7,289)	679,025
TOTAL INCOME	13,150,416
Expenses:
Investment adviser fee (Note 5)	1,310,509
Administrative fee (Note 5)	173,259
Custodian fees	13,048
Transfer agent fees (Note 2)	247,567
Directors’/Trustees’ fees (Note 5)	5,849
Auditing fees	18,041
Legal fees	7,444
Portfolio accounting fees	84,634
Distribution services fee (Note 5)	29,574
Other service fees (Notes 2 and 5)	271,923
Share registration costs	44,125
Printing and postage	25,051
Miscellaneous (Note 5)	19,272
TOTAL EXPENSES	2,250,296
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(176,576)
Reimbursement of other operating expenses (Notes 2 and 5)	(183,084)
TOTAL WAIVER AND REIMBURSEMENTS	(359,660)
Net expenses	1,890,636
Net investment income	11,259,780
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(4,611,389)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(54,103) on investments in affiliated holdings*)	12,842,932
Net realized and unrealized gain (loss) on investments	8,231,543
Change in net assets resulting from operations	$19,491,323

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2025	Year Ended 2/28/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,259,780	$23,619,105
Net realized gain (loss)	(4,611,389)	(10,938,644)
Net change in unrealized appreciation/depreciation	12,842,932	25,438,614
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,491,323	38,119,075
Distributions to Shareholders:
Class A Shares	(805,652)	(1,532,594)
Class C Shares	(175,360)	(445,982)
Institutional Shares	(5,724,893)	(12,081,336)
Service Shares	(4,789,736)	(10,036,779)
Class R6 Shares	(304,689)	(597,490)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,800,330)	(24,694,181)
Share Transactions:
Proceeds from sale of shares	25,185,455	67,689,734
Net asset value of shares issued to shareholders in payment of distributions declared	11,600,691	24,133,657
Cost of shares redeemed	(58,818,474)	(150,432,073)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,032,328)	(58,608,682)
Change in net assets	(14,341,335)	(45,183,788)
Net Assets:
Beginning of period	449,469,313	494,653,101
End of period	$435,127,978	$449,469,313
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $359,660 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended August 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$16,308	$(12,221)
Class C Shares	5,264	—
Institutional Shares	126,008	(98,268)
Service Shares	99,062	(72,595)
Class R6 Shares	925	—
TOTAL	$247,567	$(183,084)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$38,044
Class C Shares	9,834
Service Shares	224,045
TOTAL	$271,923
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2025		Year Ended 2/28/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	187,527	$1,199,407	1,354,155	$8,532,974
Shares issued to shareholders in payment of distributions declared	125,277	804,586	240,370	1,529,013
Shares redeemed	(397,758)	(2,546,824)	(1,277,059)	(8,091,516)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(84,954)	$(542,831)	317,466	$1,970,471
	Six Months Ended 8/31/2025		Year Ended 2/28/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,343	$78,165	95,272	$605,788
Shares issued to shareholders in payment of distributions declared	27,321	175,360	70,245	445,965
Shares redeemed	(240,096)	(1,530,862)	(955,991)	(6,046,787)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(200,432)	$(1,277,337)	(790,474)	$(4,995,034)
	Six Months Ended 8/31/2025		Year Ended 2/28/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,313,642	$14,704,828	6,226,349	$39,404,787
Shares issued to shareholders in payment of distributions declared	884,892	5,662,645	1,888,983	11,965,361
Shares redeemed	(5,167,626)	(32,809,003)	(12,195,361)	(77,075,597)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,969,092)	$(12,441,530)	(4,080,029)	$(25,705,449)
	Six Months Ended 8/31/2025		Year Ended 2/28/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,317,012	$8,385,286	2,492,260	$15,781,885
Shares issued to shareholders in payment of distributions declared	726,816	4,657,951	1,514,805	9,602,951
Shares redeemed	(3,177,617)	(20,234,089)	(8,725,730)	(55,210,029)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,133,789)	$(7,190,852)	(4,718,665)	$(29,825,193)
	Six Months Ended 8/31/2025		Year Ended 2/28/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	127,961	$817,769	529,950	$3,364,300
Shares issued to shareholders in payment of distributions declared	46,840	300,149	93,042	590,367
Shares redeemed	(268,167)	(1,697,696)	(632,788)	(4,008,144)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(93,366)	$(579,778)	(9,796)	$(53,477)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,481,633)	$(22,032,328)	(9,281,498)	$(58,608,682)
4. FEDERAL TAX INFORMATION
At August 31, 2025, the cost of investments for federal tax purposes was $434,732,803. The net unrealized depreciation of investments for federal tax purposes was $4,805,067. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $12,230,828 and unrealized depreciation from investments for those securities having an excess of cost over value of $17,035,895.
As of February 28, 2025, the Fund had a capital loss carryforward of $45,836,976 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,837,068	$43,999,908	$45,836,976
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2025, the Adviser voluntarily waived $174,340 of its fee and voluntarily reimbursed $183,084 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2025, the Adviser reimbursed $2,236.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$29,574
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended August 31, 2025, FSC retained $2,020 of fees paid by the Fund. For the six months ended August 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2025, FSC retained $1,342 in sales charges from the sale of Class A Shares. For the six months ended August 31, 2025, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Other Service Fees
For the six months ended August 31, 2025, FSSC received $9,579 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.83%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
Semi-Annual Financial Statements and Additional Information

(a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to May 1, 2025, the Fee Limit for the Class C Shares was 1.81%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2025, were as follows:
Purchases	$49,899,691
Sales	$80,805,979
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2025, the Fund had no outstanding loans. During the six months ended August 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the six months ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Opportunistic High Yield Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Opportunistic High Yield Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Opportunistic High Yield Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes High Yield Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025